Summary of Business and Significant Accounting Policies - Schedule of Property Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2017
Computer hardware [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Other property useful lives	3 years
Computer hardware [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Other property useful lives	5 years
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Other property useful lives	10 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Other property useful lives	40 years
Furniture, fixtures and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Other property useful lives	5 years
Furniture, fixtures and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Other property useful lives	7 years